Merger and Asset Purchase Agreements (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Gross Revenue	$ 2,877,813	$ 2,503,494	$ 4,420,265	$ 2,011,758
Gross Profit	1,173,426	1,512,628	1,118,535	1,072,235
Net loss	$ (3,558,294)	$ (1,255,634)	$ (13,088,173)	$ (2,879,370)
Net loss per share	$ (0.08)	$ (0.03)	$ (0.28)	$ (0.15)
Weighted average number of shares outstanding	45,726,329	44,290,295	46,898,066	18,992,697